Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Debt
Debt

8. Debt

Debt covenants

The Company’s debt agreements contain representations and warranties, events of default, and covenants that are customary for agreements of these types. The Company’s First Lien Term Loan Credit Agreement (the “First Lien Agreement”) contains financial covenants that, among other things, restrict or limit the ability of the Company to enter into liens, dispose of its assets, enter into hedging arrangements, pay dividends, purchase or redeem shares, incur or guarantee additional indebtedness, and make capital expenditures. The Second Lien Convertible Notes (the “Convertible Notes”), the Secured Notes due June 30, 2020 (the “1.5 Lien Notes”) and the 1.25 Lien Notes contain provisions that, among other things, restrict or limit the ability of the Company to incur or guarantee additional debt, pay dividends, enter into liens, or dispose of its assets.

The Company’s First Lien Agreement, the Convertible Notes, the 1.5 Lien Notes and the 1.25 Lien Notes include customary events of default, including those relating to a failure to pay principal or interest, a breach of a covenant, representation or warranty, a cross-default to other indebtedness, and non-compliance with security documents.

As of March 31, 2020, we were in compliance with all covenants related to the debt obligations.

Debt balances

The following table summarizes the components of debt (in thousands):

	March 31,	December 31,
	2020	2019
Debt, current:
Convertible Notes	$216,227	$208,411
1.5 Lien Notes	142,189	137,050
1.25 Lien Notes	105,593	77,212
First Lien Agreement	125,468	125,468
Other note payable	6,858	6,773
Less, debt issuance costs	(959)	(949)
Total	$595,376	$553,965

First lien term loan agreement

For the period from December 13, 2019 through January 31, 2020 the First Lien Agreement bore interest at either LIBOR plus 7.0% or an Alternate Base Rate Canada, as defined in the First Lien Agreement, plus 7.0% and thereafter increased to either LIBOR plus 7.5% or an Alternate Base Rate Canada plus 7.5%. Prior to December 13, 2019, the First Lien Agreement bore interest at either LIBOR plus 5.5% or an Alternate Base Rate Canada plus 4.5%.  Fifty percent of the monthly Excess Cash Flow, as defined in the First Lien Agreement and subject to minimum cash balance restrictions, is required to be paid to reduce the outstanding amount under the First Lien Agreement. The maximum outstanding amount under the First Lien Agreement was initially determined by a Borrowing Base (as defined in the First Lien Agreement) that is based upon 80% of the net realizable value of the gold and silver in the Company’s ore on leach pads, in-process and finished goods inventories less estimated selling and processing costs. The repayment of the First Lien Agreement and other obligations under the First Lien Agreement are guaranteed by all of the direct and indirect domestic subsidiaries of the Company. The First Lien Agreement, the guarantees by the guarantors in respect thereof and all obligations under the First Lien Agreement, and such guarantees are secured by liens on substantially all of the assets of the Company and its subsidiaries. The First Lien Agreement matures on May 31, 2020. See Note 19 – Subsequent Events for information about the impact of the MUDS transaction on the First Lien Agreement.

After a series of short-term maturity extensions through July 14, 2017, the Company amended the First Lien Agreement to provide for a maturity of January 31, 2019. After several short-term maturity extensions through February 22, 2019, the First Lien Agreement maturity was extended to December 13, 2019 (the “February 2019 Extension”). The extended amendment requires that the Company will maintain at all times a cash balance of $5.0 million, including a balance in a segregated account sufficient to pay projected First Lien Agreement interest payments for the succeeding three months. In conjunction with the close of the February 2019 Extension, the Company issued $18.0 million of 1.25 Lien Notes (discussed below). Pursuant to the February 2019 Extension, the Company obtained commitments from the holders of the 1.5 Lien Notes to purchase an additional $9.0 million of 1.25 Lien Notes during 2019, which was fulfilled in May 2019. Additionally, pursuant to the February 2019 Extension, the maximum outstanding amount under the First Lien Agreement was no longer determined by the Borrowing Base, however, the Company is to maintain at all times at least 175,000 recoverable gold equivalent ounces on the leach pads. The Company has agreed to certain operational and reporting milestones during the remaining life of the First Lien Agreement. Also, the Company agreed that it will ensure that the holders of the 1.5 Lien Notes or other parties acceptable to the Administrative Agent (as defined in the First Lien Agreement) will reduce the Bank of Nova Scotia’s holdings under the First Lien Agreement by $5.0 million within two banking days of each of June 30, 2019, if a certain milestone is not met, and October 28, 2019. Both buy-down obligations were met by the holders of the 1.5 Lien Notes.

The Company completed two additional maturity amendments in December 2019 and January 2020. The First Lien Agreement now matures May 31, 2020. In connection with these two amendments, the Company has agreed to certain operational and reporting milestones during the remaining life of the First Lien Agreement. See Note 19 – Subsequent Events for information about the impact of the MUDS transaction on the First Lien Agreement.

Second Lien Convertible Notes

The Convertible Notes mature on October 22, 2020 and bear interest at a rate of 15% per annum, payable in-kind on a quarterly basis. During the three months ended March 31, 2020 and 2019 the Company issued an additional $7.8 million and $6.7 million, respectively, in Convertible Notes, representing interest payments on the outstanding Convertible Notes. See Note 19 – Subsequent Events for information about the impact of the MUDS transaction on the Convertible Notes.

The Convertible Notes are convertible at an initial conversion price of $1.67 per share, subject to anti-dilution protection. There was no beneficial conversion feature as it was determined that the conversion price was equal to the commitment date value of the common stock. The obligations under the Convertible Notes and the guarantees by the guarantors in respect thereof are secured by liens on substantially all assets of the Company and the guarantors, subject to the priority of the liens that secure the obligations under the First Lien Agreement, the 1.25 Lien Notes and the 1.5 Lien Notes. In connection with the issuance of the Convertible Notes, an Intercreditor Agreement was entered into by and among the agent under the First Lien Agreement and the trustee under the indenture.

1.5 Lien Notes

In May, 2016, the Company issued $10.0 million of the 1.5 Lien Notes, pursuant to a Note Purchase Agreement (the “Note Purchase Agreement”). The 1.5 Lien Notes bear interest at a rate of 15% per annum, which is payable in-kind on a quarterly basis, and mature June 30, 2020. See Note 19 – Subsequent Events for information about the impact of the MUDS transaction on the 1.5 Lien Notes. The obligations under the 1.5 Lien Notes and the guarantees by the guarantors in respect thereof are secured by liens on substantially all assets of the Company and the guarantors, subject to the priority of the liens that secure the obligations of the First Lien Agreement and the 1.25 Lien Notes but superior in priority to the liens that secure the obligations of the Convertible Notes and the unsecured obligations of the Company. In connection with the issuance of the 1.5 Lien Notes, an Intercreditor Agreement was entered into by and among the agent under the First Lien Agreement and the collateral agent under the Note Purchase Agreement. Additionally, an Intercreditor Agreement was entered into by and among the collateral agent under the Note Purchase Agreement and the trustee under the Indenture.

During the three months ended March 31, 2020 and 2019 the Company issued an additional $5.1 million and $4.5 million, respectively, in 1.5 Lien Notes, representing interest payments on the outstanding 1.5 Lien Notes. While each 1.5 Lien Notes issuance is pursuant to a new note purchase agreement, all the 1.5 Lien Notes have the same terms and security priority as the original issuance in May 2016.

The 1.5 Lien Notes provide the holders the right upon a change of control, as defined in the Note Purchase Agreement, to require the Company to repurchase all of the holder’s notes for 110% of the outstanding principal balance, plus accrued and unpaid interest. Furthermore, the 1.5 Lien Notes give the Company the right upon a change of control, as defined in the Note Purchase Agreement, to redeem the notes for 110% of the outstanding principal balance, plus accrued and unpaid interest.

1.25 Lien Notes

On February 22, 2019, the Company issued $18.0 million of the 1.25 Lien Notes, pursuant to a Note Purchase Agreement (the “1.25 Note Purchase Agreement”). The 1.25 Lien Notes bear interest at a rate of 15% per annum, which is payable in-kind on a quarterly basis, and mature June 30, 2020. See Note 19 – Subsequent Events for information about the impact of the MUDS transaction on the 1.25 Lien Notes. The obligations under the 1.25 Lien Notes and the guarantees by the guarantors in respect thereof are secured by liens on substantially all assets of the Company and the guarantors, subject to the priority of the liens that secure the obligations of the First Lien Agreement but superior in priority to the liens that secure the obligations of the 1.5 Lien Notes, the Convertible Notes and the unsecured obligations of the Company. In connection with the issuance of the 1.25 Lien Notes, an Intercreditor Agreement was entered into by and among the agent under the First Lien Agreement and the collateral agent under the 1.25 Note Purchase Agreement, and an Intercreditor Agreement was entered into by and among the collateral agent under the Note Purchase Agreement and the collateral agent under the 1.25 Note Purchase Agreement. Additionally, an Intercreditor Agreement was entered into by and among the collateral agent under the 1.25 Note Purchase Agreement and the trustee under the Indenture.

Additional 1.25 Lien Notes were issued in 2019 and 2020 pursuant to new note purchase agreements. All of the 1.25 Lien Notes have the same terms and security priority as the original issuance in February 2019. During the three months ended March 31, 2020 a total of a total of $33.4 million of 1.25 Lien Notes were issued, including $3.4 million of interest in-kind notes. During the three months ended March 31, 2019, in addition to the initial issuance of 1.25 Lien Notes, $0.3 million of interest in-kind notes were issued.

Other notes payable

On October 15, 2014, the Company entered into a Release and Settlement Agreement (the “Settlement Agreement”) and a Promissory Note (the “Promissory Note”) resolving and settling any and all disputes between Jacobs Field Services North America and the Company. A First Amendment to the Settlement Agreement was executed on April 5, 2016, a Second Amendment was executed on October 6, 2016, a Third Amendment was executed on December 21, 2017 (the “Third Amendment”), a Fourth Amendment was executed on December 31, 2018 (the “Fourth Amendment”) and a Fifth Amendment was executed on June 27, 2019 (the “Fifth Amendment”). The Fourth Amendment amended the Promissory Note to begin accruing interest January 1, 2019, at the rate of 5% per annum, to be added to the principal of the Promissory Note. Interest for 2018 was prepaid coincident with the execution of the Third Amendment. Pursuant to the Fourth Amendment, a delayed payment fee of 5.5% of the principal balance as of June 30, 2019, including accrued interest, was added to the principal balance of the Promissory Note. The due date of the Promissory Note was extended to December 31, 2019, pursuant to the Fifth Amendment. A Sixth Amendment was executed on December 19, 2019 (the “Sixth Amendment”), which extended the Promissory Note due date to June 30, 2020. See Note 19 – Subsequent Events for information about the impact of the MUDS transaction on the Promissory Note.

On each of December 31, 2019 and 2018, coincident with the execution of the Sixth Amendment and Fourth Amendment, delayed payment fees of 2% of the principal balance at each date, or $0.1 million and $0.1 million, respectively, were added to the principal balance of the Promissory Note.

During each of the three months ended March 31, 2020 and 2019 the Company recognized $0.1 million of interest-in kind.

Interest expense

The following table summarizes the components of recorded interest expense (in thousands):

	Three months ended March 31,
	2020	2019
Second Lien Convertible Notes	$7,816	$6,746
1.5 Lien Notes	5,139	4,433
1.25 Lien Notes	3,352	278
First Lien Agreement	2,867	2,511
Amortization of debt issuance costs	672	499
Promissory Note	85	76
Capitalized interest	(44)	(145)
Total interest expense	$19,887	$14,398

We capitalize interest to Property and equipment, net on the consolidated balance sheets for construction projects in accordance with ASC Topic 835, Interest.

9. Debt

Debt covenants

The Company’s debt agreements contain representations and warranties, events of default, and covenants that are customary for agreements of these types. The Company’s First Lien Term Loan Credit Agreement (the “First Lien Agreement”) contains financial covenants that, among other things, restrict or limit the ability of the Company to enter into liens, dispose of its assets, enter into hedging arrangements, pay dividends, purchase or redeem shares, incur or guarantee additional indebtedness, and make capital expenditures. The Second Lien Convertible Notes (the “Convertible Notes”), the Senior Secured Notes due June 30, 2020 (the “1.5 Lien Notes”) and the 1.25 Lien Notes contain provisions that, among other things, restrict or limit the ability of the Company to incur or guarantee additional debt, pay dividends, enter into liens, or dispose of its assets.

The Company’s First Lien Agreement, the Convertible Notes, the 1.5 Lien Notes and the 1.25 Lien Notes include customary events of default, including those relating to a failure to pay principal or interest, a breach of a covenant, representation or warranty, a cross-default to other indebtedness, and non-compliance with security documents.

As of December 31, 2019, we believe we were in compliance with all covenants related to the debt obligations.

Debt balances

The following table summarizes the components of debt (in thousands):

	December 31,
	2019	2018
Debt, current:
Convertible Notes	$208,411	$—
1.5 Lien Notes	137,050	—
First Lien Agreement	125,468	125,468
1.25 Lien Notes	77,212	—
Other note payable	6,773	5,989
Less debt issuance costs	(949)	(71)
Total	$553,965	$131,386

Debt, non-current:
Convertible Notes	$—	$179,874
1.5 Lien Notes	—	118,270
Less debt issuance costs	—	(1,943)
Total	$—	$296,201

Debt issued at the Effective Date

First lien term loan agreement

The Company entered into the First Lien Agreement on the Effective Date for an aggregate principal amount of $126.7 million. The First Lien Agreement originally matured March 31, 2017 and now matures on May 31, 2020. For the period from December 13, 2019 through January 31, 2020 the First Lien Agreement bore interest at either LIBOR plus 7.0% or an Alternate Base Rate Canada, as defined in the First Lien Agreement, plus 7.0% and thereafter increased to either LIBOR plus 7.5% or an Alternate Base Rate Canada plus 7.5%. Prior to December 13, 2019, the First Lien Agreement bore interest at either LIBOR plus 5.5% or an Alternate Base Rate Canada plus 4.5%.  Fifty percent of the monthly Excess Cash Flow, as defined in the First Lien Agreement and subject to minimum cash balance restrictions, is required to be paid to reduce the outstanding amount under the First Lien Agreement. The maximum outstanding amount under the First Lien Agreement was initially determined by a Borrowing Base (as defined in the First Lien Agreement) that is based upon 80% of the net realizable value of the gold and silver in the Company’s ore on leach pads, in-process and finished goods inventories less estimated selling and processing costs. The repayment of the First Lien Agreement and other obligations under the First Lien Agreement are guaranteed by all of the direct and indirect domestic subsidiaries of the Company. The First Lien Agreement, the guarantees by the guarantors in respect thereof and all obligations under the First Lien Agreement, and such guarantees are secured by liens on substantially all of the assets of the Company and its subsidiaries.

After a series of short-term maturity extensions through July 14, 2017, the Company amended the First Lien Agreement to provide for a maturity of January 31, 2019. After several short-term maturity extensions through February 22, 2019, the First Lien Agreement maturity was extended to December 13, 2019 (the “February 2019 Extension”). The extended amendment requires that the Company will maintain at all times a cash balance of $5.0 million, including a balance in a segregated account sufficient to pay projected First Lien Agreement interest payments for the succeeding three months. In conjunction with the close of the February 2019 Extension, the Company issued $18.0 million of 1.25 Lien Notes (discussed below). Pursuant to the February 2019 Extension, the Company obtained commitments from the holders of the 1.5 Lien Notes to purchase an additional $9.0 million of 1.25 Lien Notes during 2019, which was fulfilled in May 2019. Additionally, pursuant to the February 2019 Extension, the maximum outstanding amount under the First Lien Agreement is no longer determined by the Borrowing Base, however, the Company is to maintain at all times at least 175,000 recoverable gold equivalent ounces on the leach pads. The Company has agreed to certain operational and reporting milestones during the remaining life of the First Lien Agreement. Also, the Company agreed that it will ensure that the holders of the 1.5 Lien Notes or other parties acceptable to the Administrative Agent (as defined in the First Lien Agreement) will reduce the Bank of Nova Scotia’s holdings under the First Lien Agreement by $5.0 million within two banking days of each of June 30, 2019, if a certain milestone is not met, and October 28, 2019. Both buy-down obligations were met by the holders of the 1.5 Lien Notes.

The Company completed two additional maturity amendments in December 2019 and January 2020. As stated above, the First Lien Agreement now matures May 31, 2020. In connection with these two amendments, the Company has agreed to certain operational and reporting milestones during the remaining life of the First Lien Agreement.

Second lien convertible notes

The Company issued $95.0 million of Convertible Notes on the Effective Date pursuant to the Indenture. Of the initial $95.0 million in Convertible Notes issued, $90.0 million was received by the Company in cash. The remaining $5.0 million in Convertible Notes were issued in satisfaction of a backstop put option payment. Certain lenders provided a backstop to the commitments in respect of the Convertible Notes to the extent there was a shortfall (in such capacity, collectively, the "Backstop Note Lenders") in exchange for a backstop put option payment. Each of the Backstop Note Lenders received a portion of the backstop put option payment of $5.0 million.

Since the initial issuance of the $95.0 million in Convertible Notes, the Company issued, pursuant to the Indenture, an additional $20.0 million in aggregate principal amount of Convertible Notes upon substantially the same terms and conditions as those issued on October 22, 2015. In August 2018, the Company paid $0.1 million to retire $3.4 million of Convertible Notes resulting in a gain of $3.3 million.

The Convertible Notes mature on October 22, 2020 and bear interest at a rate of 15% per annum, payable in-kind on a quarterly basis. The issuance of an additional $96.8 million in Convertible  Notes has been made through  December 2019, representing  interest payments on the outstanding Convertible  Notes, including $0.3 million that was prepaid upon issuance of additional notes.

The Convertible Notes are convertible at an initial conversion price of $1.67 per share, subject to anti-dilution protection. There was no beneficial conversion feature as it was determined that the conversion price was equal to the commitment date value of the common stock. The obligations under the Convertible Notes and the guarantees by the guarantors in respect thereof are secured by liens on substantially all assets of the Company and the guarantors, subject to the priority of the liens that secure the obligations under the First Lien Agreement, the 1.25 Lien Notes and the 1.5 Lien Notes. In connection with the issuance of the Convertible Notes, an Intercreditor Agreement was entered into by and among the agent under the First Lien Agreement and the trustee under the Indenture.

Additional debt issued

1.5 Lien Notes

In May, 2016, the Company issued $10.0 million of the 1.5 Lien Notes, pursuant to a Note Purchase Agreement (the “Note Purchase Agreement”). The 1.5 Lien Notes bear interest at a rate of 15% per annum, which is payable in-kind on a quarterly basis, and mature June 30, 2020. The obligations under the 1.5 Lien Notes and the guarantees by the guarantors in respect thereof are secured by liens on substantially all assets of the Company and the guarantors, subject to the priority of the liens that secure the obligations of the First Lien Agreement and the 1.25 Lien Notes but superior in priority to the liens that secure the obligations of the Convertible Notes and the unsecured obligations of the Company. In connection with the issuance of the 1.5 Lien Notes, an Intercreditor Agreement was entered into by and among the agent under the First Lien Agreement and the collateral agent under the Note Purchase Agreement. Additionally, an Intercreditor Agreement was entered into by and among the collateral agent under the Note Purchase Agreement and the trustee under the Indenture.

The following table summarizes the issuance of 1.5 Lien Notes bifurcated  by note issuances and interest in-kind during the years ended December 31, 2019, 2018, 2017 and 2016 (in thousands):

Transaction Period	Note Issuances	Interest In-Kind	Total
Year ended December 31, 2016	$26,200	$1,535	$27,735
Year ended December 31, 2017	41,000	7,512	48,512
Year ended December 31, 2018	28,000	14,023	42,023
Year ended December 31, 2019	—	18,780	18,780
Total	$95,200	$41,850	$137,050

While each 1.5 Lien Notes issuance is pursuant to a new note purchase agreement, all the 1.5 Lien Notes have the same terms and security priority as the original issuance in May 2016.

The 1.5 Lien Notes provide the holders the right upon a change of control, as defined in the Note Purchase Agreement, to require the Company  to repurchase  all of the holder’s notes for 110% of the outstanding principal balance, plus accrued and unpaid interest. Furthermore, the 1.5 Lien Notes give the Company the right upon a change of control, as defined in the Note Purchase Agreement, to redeem the notes for 110% of the outstanding principal balance, plus accrued and unpaid interest.

1.25 Lien Notes

On February 22, 2019, the Company issued $18.0 million of the 1.25 Lien Notes, pursuant to a Note Purchase Agreement (the “1.25 Note Purchase Agreement”). The 1.25 Lien Notes bear interest at a rate of 15% per annum, which is payable in-kind on a quarterly basis, and mature June 30, 2020. The obligations under the 1.25 Lien Notes and the guarantees by the guarantors in respect thereof are secured by liens on substantially all assets of the Company and the guarantors, subject to the priority of the liens that secure the obligations of the First Lien Agreement but superior in priority to the liens that secure the obligations of the 1.5 Lien Notes, the Convertible Notes and the unsecured obligations of the Company. In connection with the issuance of the 1.25 Lien Notes, an Intercreditor Agreement was entered into by and among the agent under the First Lien Agreement and the collateral agent under the 1.25 Note Purchase Agreement, and an Intercreditor Agreement was entered into by and among the collateral agent under the Note Purchase Agreement and the collateral agent under the 1.25 Note Purchase Agreement. Additionally, an Intercreditor Agreement was entered into by and among the collateral agent under the 1.25 Note Purchase Agreement and the trustee under the Indenture.

Additional 1.25 Lien Notes were issued in 2019 pursuant to new note purchase agreements. All of the 1.25 Lien Notes have the same terms and security priority as the original issuance in February 2019. A total of $77.2 million of 1.25 Lien Notes were issued during 2019, including $5.2 million of interest in-kind notes.

Other notes payable

On October 15, 2014, the Company entered into a Release and Settlement Agreement (the “Settlement Agreement”) and a Promissory Note (the “Promissory Note”) resolving and settling any and all disputes between Jacobs Field Services North America and the Company. A First Amendment to the Settlement Agreement was executed on April 5, 2016, a Second Amendment was executed on October 6, 2016, a Third Amendment was executed on December 21, 2017 (the “Third Amendment”), a Fourth Amendment was executed on December 31, 2018 (the “Fourth Amendment”) and a Fifth Amendment was executed on June 27, 2019 (the “Fifth Amendment”). The Fourth Amendment amended the Promissory Note to begin accruing interest January 1, 2019, at the rate of 5% per annum, to be added to the principal of the Promissory Note. Interest for 2018 was prepaid coincident with the execution of the Third Amendment. Pursuant to the Fourth Amendment, a delayed payment fee of 5.5% of the principal balance as of June 30, 2019, including accrued interest, was added to the principal balance of the Promissory Note. The due date of the Promissory Note was extended to December 31, 2019, pursuant to the Fifth Amendment. A Sixth Amendment was executed on December 19, 2019 (the “Sixth Amendment”), which extended the Promissory Note due date to June 30, 2020.

On each of December 31, 2019 and 2018, coincident with the execution of the Sixth Amendment and Fourth Amendment, delayed payment fees of 2% of the principal balance at each date, or $0.1 million and $0.1 million, respectively, were added to the principal balance of the Promissory Note.

Interest expense

The following table summarizes the components of recorded interest expense (in thousands):

	Year Ended December 31,
	2019	2018
Second Lien Convertible Notes	$28,537	$24,923
1.5 Lien Notes	18,763	14,012
First Lien Agreement	10,022	9,589
1.25 Lien Notes	5,241	—
Amortization of debt issuance costs	2,047	1,802
Promissory Note	785	567
Capitalized interest	(551)	—
Total interest expense	$64,844	$50,893

We capitalize interest to Property and equipment, net on the consolidated balance sheets for construction projects in accordance with ASC Topic 835, Interest.